Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2025
Segments and Geographical Information [Abstract]
Schedule of Revenues, Gross Profit and for the Operating Segments	Revenues, gross profit, and for the operating segments for the years 2025, 2024 and 2023 were as follows:
	RFID Division		Intelligent Robotics		Supply Chain Solutions	Intercompany	Consolidated
2025
Revenues from external customers		$13,587		$1,847	$35,545	$(410)	$50,569
Cost of revenues, net of allowance		$10,687		$1,417	$27,668	$(410)	$39,362
Allowance for slow inventory	$		$		$(868)	$-	$(868)
Gross profit		$2,900		$430	$8,745	$-	$12,075
Allocated operating expenses		$3,565		$276	$4,337	$-	$8,178
Segment profit (loss)		$(665)		$154	$4,408	$-	$3,897
Unallocated operating expenses[1]						-	$989
Financial income , net							$590
Income before taxes on income							$3,498
Tax on income							$(113)
Net Income							$3,611

2024
Revenues from external customers		$12,877		$1,410	$25,829	$(167)	$39,949
Cost of revenues, net of allowance		$9,344		$1,079	$19,763	$(167)	$30,019
Allowance for slow inventory	$		$		$636	$-	$636
Gross profit		$3,533		$331	$5,430	$-	$9,294
Allocated operating expenses		$3,257		$274	$3,527	$-	$7,058
Segment profit		$276		$57	$1,903	$-	$2,236
Unallocated operating expenses[1]							$797
Financial expenses							$139
Income before taxes on income							$1,300
Tax on income							$(1,000)
Net Income							$2,300

2023
Revenues from external customers		$13,713		$1,742	$28,845	$(121)	$44,179
Cost of revenues, net of allowance		$10,534		$1,557	$22,830	$(121)	$34,800
Allowance for slow inventory		$-		$-	$170	$-	$170
Gross profit		$3,179		$185	$5,845	$-	$9,209
Allocated operating expenses		$2,150		$258	$3,675	$-	$6,083
Segment profit (loss)		$1,029		$(73)	$2,170	$-	$3,126
Unallocated operating expenses[1]							$676
Financial expenses							$441
Income before taxes on income							$2,009
Tax on income							$4
Net Income							$2,005
[1]	Unallocated operating expenses consist primarily of legal fees, office expenses, and public company expenses

Schedule of Total Revenues and Long-Lived Assets	The following presents total revenues for the years 2025, 2024 and 2023 based on the location of customers, and long-lived assets based on major geographic areas in which the Company operates:
	Year ended December 31,
	2025		2024		2023
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$46,195	3,449	36,156	3,417	$38,125	$3,268
East Asia	5	-	75	-	1,331	-
India	1,630	-	1,414	-	1,726	-
America	1,348	-	1,067	-	1,433	-
Europe	1,391	-	1,236	-	1,513	-
Rest of the world	-	-	1	-	51	-
	$50,569	3,449	39,949	3,417	$44,179	$3,268

(*)	Long-lived assets balance comprised of property and equipment, net (it does not include intangible assets and goodwill).

Schedule of Revenue is Disaggregated by Timing of Revenue Recognition	In the following table, revenue is disaggregated by timing of revenue recognition for the years ended December 31, 2025, 2024, 2023:
	RFID Division	Intelligent Robotics	Supply Chain Solutions	Intercompany	Consolidated
2025
At a point of time	$12,172	$1,847	$35,545	$(410)	$49,154
Over a period of time	$1,415	$-	$-	$-	$1,415
Total	$13,587	$1,847	$35,545	$(410)	$50,569

2024
At a point of time	$11,523	$1,410	$25,829	$(167)	$38,595
Over a period of time	$1,354	$-	$-	$-	$1,354
Total	$12,877	$1,410	$25,829	$(167)	$39,949

2023
At a point of time	$12,027	$1,742	$28,845	$(121)	$42,493
Over a period of time	$1,686	$-	$-	$-	$1,686
Total	$13,713	$1,742	$28,845	$(121)	$44,179